Significant accounting policies - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 12, 2025	Aug. 29, 2025	Aug. 08, 2025	Dec. 31, 2022
Significant Accounting Policies (Details) [Line Items]
Other comprehensive income that will be reclassified to profit or loss, before tax		$ (14,106,837)	$ (47,136,333)	$ (364,663,392)
Accumulated deficit		(468,098,277)	(454,470,401)
Cash and cash equivalents		20,144,250	29,283,942	49,391,627				$ 20,535,210
Cash flows from (used in) operating activities		(15,592,766)	$ (15,891,808)	$ (26,979,795)
Net current liabilities		$ 31,630,000
Number of shares, right to purchase (in shares)		1
Exercise price (in dollars per share)					$ 4.00		$ 5.42
Dividends paid (in dollars per share)		$ 4.27	$ 6.95
Operating lease term	3 years
Senior Secured Bridge Loan Facility | Kabanga Nickel Limited
Significant Accounting Policies (Details) [Line Items]
Borrowing capacity		$ 40,000,000.0				$ 60,000,000
Bottom of Range
Significant Accounting Policies (Details) [Line Items]
Operating lease term		3 years
Top of Range
Significant Accounting Policies (Details) [Line Items]
Operating lease term		5 years
Public Warrants
Significant Accounting Policies (Details) [Line Items]
Exercise price (in dollars per share)		$ 11.50
Public Warrants | Warrants
Significant Accounting Policies (Details) [Line Items]
Warrants per share (in dollars per share)		$ 11.50